Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income	$ 56,975	$ 22,240	$ 93,359	$ 50,964
Other comprehensive income:
Foreign currency translation gain/(loss)	(228)	232	(541)	626
Total comprehensive income	56,747	22,472	92,818	51,590
Total comprehensive income attributable to:
Stockholders of Navigator Holdings Ltd.	52,757	21,685	87,905	49,116
Non-controlling interest	3,990	787	4,913	2,474
Total comprehensive income	$ 56,747	$ 22,472	$ 92,818	$ 51,590